Share-Based Compensation - Share Options Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number
Exercised during the year (in shares)	(389,999)	(901,372)
Share options
Number
Outstanding at beginning balance (in shares)	12,638,326
Granted during the year (in shares)	0	2,990,000	2,100,000
Exercised during the year (in shares)	(389,999)
Forfeited during the year (in shares)	(273,332)
Expired during the year (in shares)	(53,334)
Outstanding at ending balance (in shares)	11,921,661	12,638,326
Exercisable (in shares)	7,475,001
Weighted Avg. Exercise Price (In $)
Outstanding at beginning balance (in dollars per share)	$ 4.44
Granted during the year (in dollars per share)	0	$ 6.68	$ 6.65
Exercised during the year (in dollars per share)	1.66
Forfeited during the year (in dollars per share)	6.00
Expired during the year (in dollars per share)	4.04
Outstanding at ending balance (in dollars per share)	4.45	$ 4.44
Exercisable (in dollars per share)	$ 3.47
Weighted average remaining life for vested options	2 years
Weighted average remaining contractual term (Exercisable)	1 year 6 months
Intrinsic value, options outstanding	$ 8.7
Intrinsic value, exercisable options	$ 8.7